Business and Geographic Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business and Geographic Segment Information

Note 17 Business and Geographic Segment Information

We operate in a single industry segment in which we provide satellite services to our communications customers around the world. Revenue by region is based on the locations of customers to which services are billed. Our satellites are in geosynchronous orbit, and consequently are not attributable to any geographic location. Of our remaining assets, substantially all are located in the United States.

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
North America	45%	45%	47%
Europe	16%	17%	15%
Latin America and Caribbean	16%	16%	15%
Africa and Middle East	15%	14%	14%
Asia Pacific	8%	8%	9%

Approximately 4%, 4% and 7% of our revenue was derived from our largest customer during each of the years ended December 31, 2013, 2014 and 2015, respectively. The ten largest customers accounted for approximately 25%, 26% and 29% of our revenue for the years ended December 31, 2013, 2014 and 2015, respectively.

We earn revenue primarily by providing services to our customers using our satellite transponder capacity. Our customers generally obtain satellite capacity from us by placing an order pursuant to one of several master customer service agreements. On-network services are comprised primarily of services delivered on our owned network infrastructure, as well as commitments for third-party capacity, generally long-term in nature, that we integrate and market as part of our owned infrastructure. In the case of third-party services in support of government applications, the commitments for third-party capacity are shorter and matched to the government contracting period, and thus remain classified as off-network services. Off-network services can include transponder services and other satellite-based transmission services, such as mobile satellite services (“MSS”), which are sourced from other operators, often in frequencies not available on our network. Under the category Off-Network and Other Revenues, we also include revenues from consulting and other services. In addition, effective first quarter 2015, certain revenues have been reclassified between transponder services and managed services across our customer sets in order to better reflect the nature of the underlying business.

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2013		Year Ended December 31, 2014		Year Ended December 31, 2015
On-Network Revenues
Transponder services	$1,873,192	72%	$1,779,458	72%	$1,705,568	73%
Managed services	411,126	16%	415,269	17%	405,330	17%
Channel	72,123	3%	58,669	2%	38,872	2%

Total on-network revenues	2,356,441	91%	2,253,396	91%	2,149,770	91%

Off-Network and Other Revenues
Transponder, MSS and other off-network services	201,282	8%	171,637	7%	160,063	7%
Satellite-related services	45,900	2%	47,353	2%	42,688	2%

Total off-network and other revenues	247,182	9%	218,990	9%	202,751	9%

Total	$2,603,623	100%	$2,472,386	100%	$2,352,521	100%